Shareholder Report	12 Months Ended
	Sep. 30, 2025 USD ($) Holding	Sep. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CALVERT WORLD VALUES FUND INC
Entity Central Index Key	0000884110
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000214854
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Advancement Fund
Class Name	Class A
Trading Symbol	CEFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Emerging Markets Advancement Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.20%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↑ The Fund’s overweight position in Greece was the top contributor as Greece has undertaken an ambitious reform agenda in recent years

↑ The Fund’s off-benchmark position in Cyprus, which outperformed Emerging Markets due to a business-friendly government and pro-growth policies, contributed

↑ The Fund’s off-benchmark position in the Republic of Georgia also contributed as domestic growth has been strong and publicly traded banks have expanded

↓ An underweight to China detracted as China rallied following the emergence of Deep Seek’s AI model and an embrace of the private sector by President Xi

↓ An underweight allocation to Taiwan also hurt as the country behind the strong performance of TSMC, and an important player in the AI ecosystem

↓ The third largest detractor was a modest overweight in Malaysia as the government failed to deliver on reforms and the market underperformed. This was sold before the end of the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	MSCI Emerging Markets Index	Calvert Emerging Markets Responsible Index
10/19	$10,000	$10,000	$10,000
11/19	$9,835	$10,433	$10,426
12/19	$10,457	$11,212	$11,175
1/20	$9,971	$10,689	$10,689
2/20	$9,533	$10,126	$10,172
3/20	$8,047	$8,566	$8,546
4/20	$8,571	$9,350	$9,366
5/20	$8,714	$9,422	$9,458
6/20	$9,219	$10,115	$10,213
7/20	$9,876	$11,019	$11,143
8/20	$10,219	$11,262	$11,411
9/20	$10,133	$11,082	$11,254
10/20	$10,228	$11,310	$11,517
11/20	$11,247	$12,356	$12,590
12/20	$12,037	$13,264	$13,453
1/21	$12,409	$13,671	$13,891
2/21	$12,524	$13,776	$14,030
3/21	$12,304	$13,567	$13,760
4/21	$12,571	$13,905	$14,169
5/21	$12,562	$14,228	$14,427
6/21	$12,762	$14,252	$14,487
7/21	$12,009	$13,293	$13,462
8/21	$12,266	$13,641	$13,848
9/21	$11,809	$13,099	$13,196
10/21	$12,180	$13,228	$13,253
11/21	$11,904	$12,689	$12,721
12/21	$12,042	$12,927	$12,919
1/22	$12,062	$12,682	$12,628
2/22	$11,953	$12,303	$12,272
3/22	$11,684	$12,025	$12,112
4/22	$11,345	$11,357	$11,396
5/22	$11,494	$11,407	$11,502
6/22	$10,708	$10,649	$10,541
7/22	$10,747	$10,622	$10,628
8/22	$10,777	$10,667	$10,693
9/22	$9,751	$9,416	$9,471
10/22	$9,971	$9,124	$9,271
11/22	$10,648	$10,477	$10,692
12/22	$10,192	$10,330	$10,524
1/23	$10,948	$11,146	$11,315
2/23	$10,528	$10,423	$10,637
3/23	$10,518	$10,739	$10,863
4/23	$10,539	$10,617	$10,781
5/23	$10,413	$10,439	$10,701
6/23	$10,959	$10,835	$11,147
7/23	$11,557	$11,509	$11,800
8/23	$10,990	$10,800	$11,060
9/23	$10,549	$10,518	$10,753
10/23	$10,077	$10,109	$10,357
11/23	$11,032	$10,918	$11,326
12/23	$11,355	$11,345	$11,797
1/24	$11,182	$10,818	$11,168
2/24	$11,755	$11,333	$11,669
3/24	$12,058	$11,614	$11,984
4/24	$12,079	$11,666	$11,899
5/24	$12,036	$11,732	$12,028
6/24	$12,468	$12,194	$12,511
7/24	$12,728	$12,231	$12,495
8/24	$12,879	$12,428	$12,792
9/24	$12,923	$13,258	$13,628
10/24	$12,404	$12,668	$13,084
11/24	$12,414	$12,213	$12,645
12/24	$12,588	$12,196	$12,574
1/25	$12,819	$12,414	$12,908
2/25	$13,016	$12,475	$13,023
3/25	$13,126	$12,554	$12,983
4/25	$13,291	$12,719	$13,309
5/25	$14,005	$13,261	$14,032
6/25	$14,818	$14,058	$14,930
7/25	$15,235	$14,332	$15,205
8/25	$15,565	$14,516	$15,568
9/25	$16,351	$15,555	$16,544

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 10/1/19 (Inception)
Class A	26.48%	10.03%	9.51%
Class A with 5.25% Maximum Sales Charge	19.86%	8.85%	8.54%
MSCI Emerging Markets Index (net of foreign withholding taxes)	17.32%	7.01%	7.64%
Calvert Emerging Markets Responsible IndexFootnote Reference1	21.40%	8.01%	8.75%

Performance Inception Date	Oct. 01, 2019
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 119,729,145
Holdings Count | Holding	285
Advisory Fees Paid, Amount	$ 464,506
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$119,729,145
# of Portfolio Holdings	285
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$464,506

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	11.0%
Cyprus	3.8%
South Africa	4.4%
United States	5.9%
United Arab Emirates	6.5%
Chile	6.5%
India	10.0%
South Korea	10.4%
Taiwan	12.7%
China	13.3%
Greece	15.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
Samsung Electronics Co. Ltd.	4.1%
Bank of Cyprus Holdings PLC	3.8%
Tencent Holdings Ltd.	3.8%
National Bank of Greece SA	3.3%
Eurobank Ergasias Services & Holdings SA, Class A	2.9%
Piraeus Financial Holdings SA	2.7%
Nova Ljubljanska Banka DD, GDR	2.7%
Alpha Bank SA	2.6%
Aldar Properties PJSC	2.6%
Total	33.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000214852
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Advancement Fund
Class Name	Class I
Trading Symbol	CEFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Emerging Markets Advancement Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	0.95%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↑ The Fund’s overweight position in Greece was the top contributor as Greece has undertaken an ambitious reform agenda in recent years

↑ The Fund’s off-benchmark position in Cyprus, which outperformed Emerging Markets due to a business-friendly government and pro-growth policies, contributed

↑ The Fund’s off-benchmark position in the Republic of Georgia also contributed as domestic growth has been strong and publicly traded banks have expanded

↓ An underweight to China detracted as China rallied following the emergence of Deep Seek’s AI model and an embrace of the private sector by President Xi

↓ An underweight allocation to Taiwan also hurt as the country behind the strong performance of TSMC, and an important player in the AI ecosystem

↓ The third largest detractor was a modest overweight in Malaysia as the government failed to deliver on reforms and the market underperformed. This was sold before the end of the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI Emerging Markets Index	Calvert Emerging Markets Responsible Index
10/19	$1,000,000	$1,000,000	$1,000,000
12/19	$1,104,607	$1,121,184	$1,117,520
3/20	$850,316	$856,597	$854,570
6/20	$973,943	$1,011,482	$1,021,250
9/20	$1,071,438	$1,108,162	$1,125,378
12/20	$1,274,118	$1,326,429	$1,345,310
3/21	$1,302,298	$1,356,747	$1,376,033
6/21	$1,352,619	$1,425,225	$1,448,748
9/21	$1,251,977	$1,309,894	$1,319,632
12/21	$1,277,713	$1,292,714	$1,291,904
3/22	$1,239,824	$1,202,548	$1,211,195
6/22	$1,136,680	$1,064,859	$1,054,087
9/22	$1,036,695	$941,628	$947,092
12/22	$1,084,599	$1,032,990	$1,052,445
3/23	$1,119,014	$1,073,854	$1,086,262
6/23	$1,167,859	$1,083,487	$1,114,662
9/23	$1,124,564	$1,051,792	$1,075,346
12/23	$1,210,206	$1,134,514	$1,179,701
3/24	$1,286,990	$1,161,382	$1,198,438
6/24	$1,331,685	$1,219,442	$1,251,064
9/24	$1,380,964	$1,325,807	$1,362,750
12/24	$1,345,885	$1,219,649	$1,257,370
3/25	$1,404,199	$1,255,356	$1,298,328
6/25	$1,586,139	$1,405,848	$1,493,000
9/25	$1,751,750	$1,555,472	$1,654,354

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 10/1/19 (Inception)
Class I	26.85%	10.33%	9.79%
MSCI Emerging Markets Index (net of foreign withholding taxes)	17.32%	7.01%	7.64%
Calvert Emerging Markets Responsible IndexFootnote Reference1	21.40%	8.01%	8.75%

Performance Inception Date	Oct. 01, 2019
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 119,729,145
Holdings Count | Holding	285
Advisory Fees Paid, Amount	$ 464,506
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$119,729,145
# of Portfolio Holdings	285
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$464,506

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	11.0%
Cyprus	3.8%
South Africa	4.4%
United States	5.9%
United Arab Emirates	6.5%
Chile	6.5%
India	10.0%
South Korea	10.4%
Taiwan	12.7%
China	13.3%
Greece	15.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
Samsung Electronics Co. Ltd.	4.1%
Bank of Cyprus Holdings PLC	3.8%
Tencent Holdings Ltd.	3.8%
National Bank of Greece SA	3.3%
Eurobank Ergasias Services & Holdings SA, Class A	2.9%
Piraeus Financial Holdings SA	2.7%
Nova Ljubljanska Banka DD, GDR	2.7%
Alpha Bank SA	2.6%
Aldar Properties PJSC	2.6%
Total	33.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000118372
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	CVMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Emerging Markets Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$135	1.24%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↑ Stock selection in Taiwan was the largest contributor led by allocations to Delta Electronics, Wiwynn and Taiwan Semiconductor Manufacturing Company, primary supplier of AI chips

↑ Stock selection in India added to returns, led by positioning in Infosys, zero allocation to Reliance and overweight to Bajaj Finance

↑Overweight allocation to Antofagasta in Chile added to returns due to rising copper prices. Zero allocations to Saudi Arabia and Thailand and overweight to Mexico also helped

↓ Aggregate stock selection in South Africa detracted due to exposure to Clicks Group and Capitec and not holding select mining firms as Emerging Markets metals outperformed

↓ Stock selection in Brazil hampered returns, primarily through the positions in industrial automation and electric motor manufacturer WEG and pharmacy retailer Raia Drogasil

↓ An overweight allocation to India detracted as the economy and market have been facing a cyclical slowdown from fiscal consolidation and monetary tightening

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	MSCI Emerging Markets Index
9/15	$10,000	$10,000
10/15	$10,118	$10,713
11/15	$10,040	$10,295
12/15	$9,996	$10,066
1/16	$9,505	$9,413
2/16	$9,444	$9,398
3/16	$10,391	$10,641
4/16	$10,312	$10,699
5/16	$10,119	$10,300
6/16	$10,365	$10,711
7/16	$10,794	$11,250
8/16	$11,022	$11,530
9/16	$11,347	$11,678
10/16	$11,320	$11,706
11/16	$10,794	$11,167
12/16	$10,651	$11,192
1/17	$11,162	$11,804
2/17	$11,436	$12,166
3/17	$11,982	$12,473
4/17	$12,370	$12,746
5/17	$12,935	$13,123
6/17	$13,226	$13,255
7/17	$13,781	$14,045
8/17	$14,345	$14,358
9/17	$14,398	$14,301
10/17	$14,769	$14,803
11/17	$14,795	$14,832
12/17	$15,358	$15,365
1/18	$16,436	$16,645
2/18	$15,729	$15,878
3/18	$15,685	$15,582
4/18	$15,146	$15,513
5/18	$14,661	$14,964
6/18	$13,928	$14,342
7/18	$14,148	$14,657
8/18	$13,883	$14,261
9/18	$13,733	$14,185
10/18	$12,621	$12,950
11/18	$13,298	$13,484
12/18	$12,969	$13,126
1/19	$14,028	$14,276
2/19	$14,144	$14,308
3/19	$14,420	$14,428
4/19	$14,847	$14,732
5/19	$13,618	$13,663
6/19	$14,606	$14,515
7/19	$14,428	$14,338
8/19	$13,939	$13,639
9/19	$14,286	$13,899
10/19	$14,882	$14,485
11/19	$14,927	$14,465
12/19	$15,875	$15,544
1/20	$15,052	$14,820
2/20	$14,435	$14,038
3/20	$12,119	$11,876
4/20	$13,147	$12,964
5/20	$13,353	$13,063
6/20	$14,596	$14,023
7/20	$16,000	$15,277
8/20	$16,653	$15,614
9/20	$16,403	$15,364
10/20	$16,930	$15,680
11/20	$18,433	$17,131
12/20	$19,773	$18,390
1/21	$20,159	$18,954
2/21	$20,509	$19,099
3/21	$20,240	$18,810
4/21	$20,258	$19,279
5/21	$20,571	$19,726
6/21	$20,518	$19,760
7/21	$19,459	$18,430
8/21	$19,746	$18,912
9/21	$18,814	$18,161
10/21	$19,002	$18,340
11/21	$18,132	$17,592
12/21	$18,260	$17,923
1/22	$18,134	$17,583
2/22	$17,126	$17,058
3/22	$16,568	$16,672
4/22	$15,209	$15,745
5/22	$15,173	$15,814
6/22	$14,093	$14,764
7/22	$14,507	$14,727
8/22	$14,489	$14,789
9/22	$12,833	$13,055
10/22	$12,599	$12,650
11/22	$14,633	$14,526
12/22	$14,104	$14,322
1/23	$15,570	$15,453
2/23	$14,276	$14,451
3/23	$14,728	$14,888
4/23	$14,502	$14,720
5/23	$14,077	$14,472
6/23	$14,674	$15,022
7/23	$15,407	$15,957
8/23	$14,367	$14,974
9/23	$13,760	$14,582
10/23	$13,317	$14,016
11/23	$14,276	$15,137
12/23	$14,736	$15,729
1/24	$14,043	$14,999
2/24	$14,581	$15,712
3/24	$15,028	$16,102
4/24	$15,018	$16,174
5/24	$15,292	$16,265
6/24	$15,820	$16,907
7/24	$15,893	$16,957
8/24	$15,912	$17,231
9/24	$16,960	$18,381
10/24	$16,276	$17,564
11/24	$15,811	$16,933
12/24	$15,625	$16,910
1/25	$15,863	$17,212
2/25	$15,945	$17,295
3/25	$16,073	$17,405
4/25	$16,357	$17,633
5/25	$17,181	$18,386
6/25	$18,252	$19,491
7/25	$18,252	$19,871
8/25	$18,581	$20,126
9/25	$19,934	$21,566

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	17.50%	3.97%	7.71%
Class A with 5.25% Maximum Sales Charge	11.33%	2.85%	7.14%
MSCI Emerging Markets Index (net of foreign withholding taxes)	17.32%	7.01%	7.98%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Sep. 30, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,342,929,002
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 8,031,031
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,342,929,002
# of Portfolio Holdings	73
Portfolio Turnover Rate	67%
Total Advisory Fees Paid	$8,031,031

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	4.8%
United Kingdom	2.0%
Hong Kong	2.4%
Poland	3.2%
South Africa	3.4%
Mexico	4.0%
Brazil	4.6%
South Korea	10.0%
India	19.1%
China	23.1%
Taiwan	23.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	14.9%
Tencent Holdings Ltd.	7.9%
Samsung Electronics Co. Ltd.	4.5%
Alibaba Group Holding Ltd.	4.3%
ICICI Bank Ltd.	2.9%
HDFC Bank Ltd.	2.9%
Delta Electronics, Inc.	2.2%
Mahindra & Mahindra Ltd.	2.0%
Antofagasta PLC	2.0%
KB Financial Group, Inc.	1.8%
Total	45.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective November 11, 2024, (1) Hermes Investment Management Limited was no longer the sub-adviser to the Fund, (2) Calvert Research and Management continues to serve as the adviser to the Fund, with Eric Carlson and Paul Psaila as portfolio managers, and (3) as part of the sub-adviser change, the Fund's principal investment strategies changed.

Material Fund Change Adviser [Text Block]

Effective November 11, 2024, (1) Hermes Investment Management Limited was no longer the sub-adviser to the Fund, (2) Calvert Research and Management continues to serve as the adviser to the Fund, with Eric Carlson and Paul Psaila as portfolio managers, and (3) as part of the sub-adviser change, the Fund's principal investment strategies changed.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000118373
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	CVMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Emerging Markets Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$216	1.99%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↓ Aggregate stock selection in South Africa detracted due to exposure to Clicks Group and Capitec and not holding select mining firms as Emerging Markets metals outperformed

↓ Stock selection in Brazil hampered returns, primarily through the positions in industrial automation and electric motor manufacturer WEG and pharmacy retailer Raia Drogasil

↓ An overweight allocation to India detracted as the economy and market have been facing a cyclical slowdown from fiscal consolidation and monetary tightening

↑ Stock selection in Taiwan was the largest contributor led by allocations to Delta Electronics, Wiwynn and Taiwan Semiconductor Manufacturing Company, primary supplier of AI chips

↑ Stock selection in India added to returns, led by positioning in Infosys, zero allocation to Reliance and overweight to Bajaj Finance

↑Overweight allocation to Antofagasta in Chile added to returns due to rising copper prices. Zero allocations to Saudi Arabia and Thailand and overweight to Mexico also helped

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI Emerging Markets Index
9/15	$10,000	$10,000
10/15	$10,670	$10,713
11/15	$10,587	$10,295
12/15	$10,533	$10,066
1/16	$10,001	$9,413
2/16	$9,936	$9,398
3/16	$10,924	$10,641
4/16	$10,840	$10,699
5/16	$10,626	$10,300
6/16	$10,878	$10,711
7/16	$11,325	$11,250
8/16	$11,558	$11,530
9/16	$11,894	$11,678
10/16	$11,856	$11,706
11/16	$11,297	$11,167
12/16	$11,136	$11,192
1/17	$11,668	$11,804
2/17	$11,938	$12,166
3/17	$12,508	$12,473
4/17	$12,900	$12,746
5/17	$13,479	$13,123
6/17	$13,787	$13,255
7/17	$14,347	$14,045
8/17	$14,925	$14,358
9/17	$14,972	$14,301
10/17	$15,355	$14,803
11/17	$15,364	$14,832
12/17	$15,943	$15,365
1/18	$17,044	$16,645
2/18	$16,307	$15,878
3/18	$16,251	$15,582
4/18	$15,681	$15,513
5/18	$15,168	$14,964
6/18	$14,403	$14,342
7/18	$14,627	$14,657
8/18	$14,337	$14,261
9/18	$14,169	$14,185
10/18	$13,021	$12,950
11/18	$13,704	$13,484
12/18	$13,358	$13,126
1/19	$14,445	$14,276
2/19	$14,548	$14,308
3/19	$14,820	$14,428
4/19	$15,260	$14,732
5/19	$13,986	$13,663
6/19	$14,989	$14,515
7/19	$14,801	$14,338
8/19	$14,286	$13,639
9/19	$14,642	$13,899
10/19	$15,242	$14,485
11/19	$15,270	$14,465
12/19	$16,226	$15,544
1/20	$15,373	$14,820
2/20	$14,736	$14,038
3/20	$12,364	$11,876
4/20	$13,414	$12,964
5/20	$13,611	$13,063
6/20	$14,867	$14,023
7/20	$16,292	$15,277
8/20	$16,938	$15,614
9/20	$16,676	$15,364
10/20	$17,210	$15,680
11/20	$18,719	$17,131
12/20	$20,069	$18,390
1/21	$20,444	$18,954
2/21	$20,782	$19,099
3/21	$20,500	$18,810
4/21	$20,500	$19,279
5/21	$20,810	$19,726
6/21	$20,744	$19,760
7/21	$19,657	$18,430
8/21	$19,938	$18,912
9/21	$18,982	$18,161
10/21	$19,160	$18,340
11/21	$18,269	$17,592
12/21	$18,391	$17,923
1/22	$18,251	$17,583
2/22	$17,229	$17,058
3/22	$16,657	$16,672
4/22	$15,279	$15,745
5/22	$15,232	$15,814
6/22	$14,136	$14,764
7/22	$14,548	$14,727
8/22	$14,520	$14,789
9/22	$12,851	$13,055
10/22	$12,608	$12,650
11/22	$14,632	$14,526
12/22	$14,098	$14,322
1/23	$15,551	$15,453
2/23	$14,248	$14,451
3/23	$14,689	$14,888
4/23	$14,464	$14,720
5/23	$14,023	$14,472
6/23	$14,604	$15,022
7/23	$15,335	$15,957
8/23	$14,286	$14,974
9/23	$13,676	$14,582
10/23	$13,226	$14,016
11/23	$14,173	$15,137
12/23	$14,614	$15,729
1/24	$13,920	$14,999
2/24	$14,445	$15,712
3/24	$14,876	$16,102
4/24	$14,857	$16,174
5/24	$15,120	$16,265
6/24	$15,635	$16,907
7/24	$15,701	$16,957
8/24	$15,710	$17,231
9/24	$16,732	$18,381
10/24	$16,048	$17,564
11/24	$15,579	$16,933
12/24	$15,392	$16,910
1/25	$15,607	$17,212
2/25	$15,682	$17,295
3/25	$15,795	$17,405
4/25	$16,067	$17,633
5/25	$16,863	$18,386
6/25	$17,904	$19,491
7/25	$17,894	$19,871
8/25	$18,204	$20,126
9/25	$19,805	$21,566

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	16.64%	3.19%	7.07%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	15.64%	3.19%	7.07%
MSCI Emerging Markets Index (net of foreign withholding taxes)	17.32%	7.01%	7.98%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Sep. 30, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,342,929,002
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 8,031,031
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,342,929,002
# of Portfolio Holdings	73
Portfolio Turnover Rate	67%
Total Advisory Fees Paid	$8,031,031

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	4.8%
United Kingdom	2.0%
Hong Kong	2.4%
Poland	3.2%
South Africa	3.4%
Mexico	4.0%
Brazil	4.6%
South Korea	10.0%
India	19.1%
China	23.1%
Taiwan	23.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	14.9%
Tencent Holdings Ltd.	7.9%
Samsung Electronics Co. Ltd.	4.5%
Alibaba Group Holding Ltd.	4.3%
ICICI Bank Ltd.	2.9%
HDFC Bank Ltd.	2.9%
Delta Electronics, Inc.	2.2%
Mahindra & Mahindra Ltd.	2.0%
Antofagasta PLC	2.0%
KB Financial Group, Inc.	1.8%
Total	45.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective November 11, 2024, (1) Hermes Investment Management Limited was no longer the sub-adviser to the Fund, (2) Calvert Research and Management continues to serve as the adviser to the Fund, with Eric Carlson and Paul Psaila as portfolio managers, and (3) as part of the sub-adviser change, the Fund's principal investment strategies changed.

Material Fund Change Adviser [Text Block]

Effective November 11, 2024, (1) Hermes Investment Management Limited was no longer the sub-adviser to the Fund, (2) Calvert Research and Management continues to serve as the adviser to the Fund, with Eric Carlson and Paul Psaila as portfolio managers, and (3) as part of the sub-adviser change, the Fund's principal investment strategies changed.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000118374
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	CVMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Emerging Markets Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	0.99%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↑ Stock selection in Taiwan was the largest contributor led by allocations to Delta Electronics, Wiwynn and Taiwan Semiconductor Manufacturing Company, primary supplier of AI chips

↑ Stock selection in India added to returns, led by positioning in Infosys, zero allocation to Reliance and overweight to Bajaj Finance

↑Overweight allocation to Antofagasta in Chile added to returns due to rising copper prices. Zero allocations to Saudi Arabia and Thailand and overweight to Mexico also helped

↓ Aggregate stock selection in South Africa detracted due to exposure to Clicks Group and Capitec and not holding select mining firms as Emerging Markets metals outperformed

↓ Stock selection in Brazil hampered returns, primarily through the positions in industrial automation and electric motor manufacturer WEG and pharmacy retailer Raia Drogasil

↓ An overweight allocation to India detracted as the economy and market have been facing a cyclical slowdown from fiscal consolidation and monetary tightening

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI Emerging Markets Index
9/15	$1,000,000	$1,000,000
12/15	$1,057,584	$1,006,593
3/16	$1,099,040	$1,064,106
6/16	$1,098,119	$1,071,146
9/16	$1,203,140	$1,167,834
12/16	$1,129,831	$1,119,199
3/17	$1,272,918	$1,247,292
6/17	$1,405,784	$1,325,492
9/17	$1,531,218	$1,430,123
12/17	$1,634,993	$1,536,472
3/18	$1,671,326	$1,558,242
6/18	$1,485,002	$1,434,207
9/18	$1,465,438	$1,418,512
12/18	$1,385,998	$1,312,631
3/19	$1,540,626	$1,442,780
6/19	$1,562,312	$1,451,528
9/19	$1,529,312	$1,389,909
12/19	$1,700,009	$1,554,442
3/20	$1,298,275	$1,187,610
6/20	$1,564,198	$1,402,348
9/20	$1,759,842	$1,536,388
12/20	$2,122,863	$1,839,000
3/21	$2,174,361	$1,881,033
6/21	$2,204,878	$1,975,974
9/21	$2,022,728	$1,816,076
12/21	$1,965,177	$1,792,256
3/22	$1,784,515	$1,667,248
6/22	$1,518,327	$1,476,351
9/22	$1,383,792	$1,305,501
12/22	$1,521,397	$1,432,168
3/23	$1,590,156	$1,488,823
6/23	$1,584,345	$1,502,178
9/23	$1,486,534	$1,458,236
12/23	$1,593,332	$1,572,923
3/24	$1,626,567	$1,610,174
6/24	$1,712,587	$1,690,670
9/24	$1,837,708	$1,838,138
12/24	$1,694,753	$1,690,957
3/25	$1,743,933	$1,740,462
6/25	$1,980,982	$1,949,109
9/25	$2,164,917	$2,156,552

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	17.81%	4.23%	8.02%
MSCI Emerging Markets Index (net of foreign withholding taxes)	17.32%	7.01%	7.98%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Sep. 30, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,342,929,002
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 8,031,031
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,342,929,002
# of Portfolio Holdings	73
Portfolio Turnover Rate	67%
Total Advisory Fees Paid	$8,031,031

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	4.8%
United Kingdom	2.0%
Hong Kong	2.4%
Poland	3.2%
South Africa	3.4%
Mexico	4.0%
Brazil	4.6%
South Korea	10.0%
India	19.1%
China	23.1%
Taiwan	23.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	14.9%
Tencent Holdings Ltd.	7.9%
Samsung Electronics Co. Ltd.	4.5%
Alibaba Group Holding Ltd.	4.3%
ICICI Bank Ltd.	2.9%
HDFC Bank Ltd.	2.9%
Delta Electronics, Inc.	2.2%
Mahindra & Mahindra Ltd.	2.0%
Antofagasta PLC	2.0%
KB Financial Group, Inc.	1.8%
Total	45.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective November 11, 2024, (1) Hermes Investment Management Limited was no longer the sub-adviser to the Fund, (2) Calvert Research and Management continues to serve as the adviser to the Fund, with Eric Carlson and Paul Psaila as portfolio managers, and (3) as part of the sub-adviser change, the Fund's principal investment strategies changed.

Material Fund Change Adviser [Text Block]

Effective November 11, 2024, (1) Hermes Investment Management Limited was no longer the sub-adviser to the Fund, (2) Calvert Research and Management continues to serve as the adviser to the Fund, with Eric Carlson and Paul Psaila as portfolio managers, and (3) as part of the sub-adviser change, the Fund's principal investment strategies changed.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000199810
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	CVMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert Emerging Markets Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$100	0.92%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index (the Index):

↑ Stock selection in Taiwan was the largest contributor led by allocations to Delta Electronics, Wiwynn and Taiwan Semiconductor Manufacturing Company, primary supplier of AI chips

↑ Stock selection in India added to returns, led by positioning in Infosys, zero allocation to Reliance and overweight to Bajaj Finance

↑Overweight allocation to Antofagasta in Chile added to returns due to rising copper prices. Zero allocations to Saudi Arabia and Thailand and overweight to Mexico also helped

↓ Aggregate stock selection in South Africa detracted due to exposure to Clicks Group and Capitec and not holding select mining firms as Emerging Markets metals outperformed

↓ Stock selection in Brazil hampered returns, primarily through the positions in industrial automation and electric motor manufacturer WEG and pharmacy retailer Raia Drogasil

↓ An overweight allocation to India detracted as the economy and market have been facing a cyclical slowdown from fiscal consolidation and monetary tightening

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	MSCI Emerging Markets Index
9/15	$5,000,000	$5,000,000
10/15	$5,345,769	$5,356,669
11/15	$5,304,823	$5,147,718
12/15	$5,287,921	$5,032,967
1/16	$5,025,368	$4,706,457
2/16	$4,993,124	$4,698,757
3/16	$5,495,201	$5,320,531
4/16	$5,458,351	$5,349,447
5/16	$5,357,014	$5,149,902
6/16	$5,490,594	$5,355,729
7/16	$5,716,298	$5,625,239
8/16	$5,840,666	$5,765,038
9/16	$6,015,702	$5,839,168
10/16	$6,001,883	$5,853,091
11/16	$5,725,511	$5,583,667
12/16	$5,649,153	$5,595,997
1/17	$5,923,248	$5,902,227
2/17	$6,067,265	$6,082,905
3/17	$6,364,589	$6,236,459
4/17	$6,568,999	$6,372,996
5/17	$6,870,968	$6,561,409
6/17	$7,028,921	$6,627,460
7/17	$7,326,245	$7,022,520
8/17	$7,628,215	$7,179,160
9/17	$7,656,089	$7,150,614
10/17	$7,860,499	$7,401,285
11/17	$7,874,436	$7,416,142
12/17	$8,174,963	$7,682,360
1/18	$8,752,567	$8,322,652
2/18	$8,375,261	$7,938,817
3/18	$8,351,970	$7,791,208
4/18	$8,063,168	$7,756,737
5/18	$7,806,973	$7,481,885
6/18	$7,420,351	$7,171,035
7/18	$7,536,803	$7,328,563
8/18	$7,397,060	$7,130,405
9/18	$7,322,531	$7,092,561
10/18	$6,730,952	$6,474,923
11/18	$7,093,481	$6,741,753
12/18	$6,918,858	$6,563,155
1/19	$7,489,923	$7,137,809
2/19	$7,546,558	$7,153,857
3/19	$7,697,583	$7,213,897
4/19	$7,928,841	$7,365,763
5/19	$7,272,824	$6,831,293
6/19	$7,806,133	$7,257,642
7/19	$7,711,742	$7,168,896
8/19	$7,452,167	$6,819,364
9/19	$7,640,949	$6,949,544
10/19	$7,961,878	$7,242,584
11/19	$7,990,195	$7,232,619
12/19	$8,497,294	$7,772,211
1/20	$8,054,825	$7,409,912
2/20	$7,726,542	$7,019,164
3/20	$6,489,534	$5,938,052
4/20	$7,046,188	$6,481,823
5/20	$7,155,616	$6,531,608
6/20	$7,821,697	$7,011,740
7/20	$8,578,175	$7,638,322
8/20	$8,930,246	$7,807,164
9/20	$8,797,030	$7,681,942
10/20	$9,087,251	$7,840,213
11/20	$9,896,064	$8,565,335
12/20	$10,616,954	$9,195,002
1/21	$10,827,286	$9,476,901
2/21	$11,013,716	$9,549,386
3/21	$10,875,088	$9,405,166
4/21	$10,884,649	$9,639,333
5/21	$11,061,518	$9,862,873
6/21	$11,032,837	$9,879,870
7/21	$10,468,766	$9,214,970
8/21	$10,626,515	$9,456,175
9/21	$10,124,588	$9,080,380
10/21	$10,229,753	$9,169,938
11/21	$9,766,068	$8,796,233
12/21	$9,833,801	$8,961,281
1/22	$9,771,104	$8,791,653
2/22	$9,226,122	$8,528,869
3/22	$8,931,927	$8,336,239
4/22	$8,198,853	$7,872,524
5/22	$8,184,385	$7,907,186
6/22	$7,600,819	$7,381,757
7/22	$7,827,494	$7,363,623
8/22	$7,822,671	$7,394,364
9/22	$6,930,443	$6,527,506
10/22	$6,800,226	$6,324,838
11/22	$7,904,659	$7,262,924
12/22	$7,624,077	$7,160,839
1/23	$8,417,137	$7,726,269
2/23	$7,716,520	$7,225,279
3/23	$7,964,655	$7,444,113
4/23	$7,847,885	$7,359,751
5/23	$7,619,212	$7,236,135
6/23	$7,940,328	$7,510,890
7/23	$8,339,291	$7,978,453
8/23	$7,779,770	$7,486,978
9/23	$7,453,788	$7,291,178
10/23	$7,215,384	$7,007,880
11/23	$7,740,847	$7,568,721
12/23	$7,990,395	$7,864,615
1/24	$7,611,774	$7,499,432
2/24	$7,906,803	$7,856,198
3/24	$8,152,662	$8,050,871
4/24	$8,147,745	$8,086,893
5/24	$8,300,177	$8,132,570
6/24	$8,590,290	$8,453,348
7/24	$8,634,544	$8,478,505
8/24	$8,644,378	$8,615,394
9/24	$9,214,770	$9,190,688
10/24	$8,845,982	$8,781,948
11/24	$8,600,124	$8,466,411
12/24	$8,499,068	$8,454,784
1/25	$8,627,692	$8,605,873
2/25	$8,677,163	$8,647,566
3/25	$8,751,369	$8,702,308
4/25	$8,909,675	$8,816,666
5/25	$9,359,859	$9,192,806
6/25	$9,943,613	$9,745,543
7/25	$9,948,560	$9,935,472
8/25	$10,126,655	$10,062,913
9/25	$10,863,768	$10,782,758

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	17.90%	4.31%	8.06%
MSCI Emerging Markets Index (net of foreign withholding taxes)	17.32%	7.01%	7.98%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Sep. 30, 2024
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,342,929,002
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 8,031,031
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,342,929,002
# of Portfolio Holdings	73
Portfolio Turnover Rate	67%
Total Advisory Fees Paid	$8,031,031

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	4.8%
United Kingdom	2.0%
Hong Kong	2.4%
Poland	3.2%
South Africa	3.4%
Mexico	4.0%
Brazil	4.6%
South Korea	10.0%
India	19.1%
China	23.1%
Taiwan	23.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	14.9%
Tencent Holdings Ltd.	7.9%
Samsung Electronics Co. Ltd.	4.5%
Alibaba Group Holding Ltd.	4.3%
ICICI Bank Ltd.	2.9%
HDFC Bank Ltd.	2.9%
Delta Electronics, Inc.	2.2%
Mahindra & Mahindra Ltd.	2.0%
Antofagasta PLC	2.0%
KB Financial Group, Inc.	1.8%
Total	45.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective November 11, 2024, (1) Hermes Investment Management Limited was no longer the sub-adviser to the Fund, (2) Calvert Research and Management continues to serve as the adviser to the Fund, with Eric Carlson and Paul Psaila as portfolio managers, and (3) as part of the sub-adviser change, the Fund's principal investment strategies changed.

Material Fund Change Adviser [Text Block]

Effective November 11, 2024, (1) Hermes Investment Management Limited was no longer the sub-adviser to the Fund, (2) Calvert Research and Management continues to serve as the adviser to the Fund, with Eric Carlson and Paul Psaila as portfolio managers, and (3) as part of the sub-adviser change, the Fund's principal investment strategies changed.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000023776
Shareholder Report [Line Items]
Fund Name	Calvert International Equity Fund
Class Name	Class A
Trading Symbol	CWVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert International Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.14%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index (the Index):

↓ IMCD, a Dutch specialty chemical formulation and distribution company, hurt returns as macroeconomic headwinds and political uncertainty are leading to a demand downcycle

↓ Novo Nordisk, a Danish pharmaceuticals company, hampered returns due to weaker-than-expected performance from their new obesity drugs

↓ CSL, an Australian biopharmaceutical company, hurt performance amid uncertainty around U.S. tariffs and potential most-favored-nations policy

↓ Among sectors, stock selections and an overweight position in health care and financials, and stock selections in industrials hurt returns

↑ Banco Santander., a Spanish bank, contributed to returns as they have been able to increase net interest income and fee income while reducing costs

↑ KBC Group, a Belgian bank, reported strong earnings with total income, net interest income, and insurance revenues coming in ahead of analysts’ expectations

↑ Safran SA, a French aeroengine maker, aided returns as they benefited from strong dynamics in the commercial aerospace aftermarket, also helped by a lack of new aircraft supply

↑ Among sectors, an underweight to materials, selections within information technology and utilities, and avoiding the real estate and energy sectors helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	MSCI EAFE Index
9/15	$10,000	$10,000
10/15	$10,063	$10,782
11/15	$9,833	$10,614
12/15	$9,626	$10,471
1/16	$9,106	$9,714
2/16	$8,763	$9,536
3/16	$9,289	$10,156
4/16	$9,448	$10,450
5/16	$9,442	$10,355
6/16	$8,965	$10,008
7/16	$9,320	$10,515
8/16	$9,332	$10,522
9/16	$9,479	$10,652
10/16	$9,283	$10,434
11/16	$9,026	$10,226
12/16	$9,256	$10,576
1/17	$9,451	$10,882
2/17	$9,488	$11,038
3/17	$9,803	$11,342
4/17	$10,155	$11,631
5/17	$10,387	$12,057
6/17	$10,387	$12,036
7/17	$10,639	$12,383
8/17	$10,557	$12,379
9/17	$10,752	$12,687
10/17	$10,903	$12,879
11/17	$11,035	$13,014
12/17	$11,223	$13,223
1/18	$11,675	$13,887
2/18	$11,184	$13,260
3/18	$11,223	$13,021
4/18	$11,235	$13,318
5/18	$11,165	$13,019
6/18	$10,961	$12,860
7/18	$11,210	$13,176
8/18	$11,146	$12,922
9/18	$11,184	$13,034
10/18	$10,189	$11,996
11/18	$10,463	$11,981
12/18	$9,935	$11,400
1/19	$10,399	$12,149
2/19	$10,845	$12,459
3/19	$11,103	$12,537
4/19	$11,529	$12,890
5/19	$11,013	$12,271
6/19	$11,800	$12,999
7/19	$11,658	$12,834
8/19	$11,529	$12,501
9/19	$11,736	$12,859
10/19	$12,194	$13,321
11/19	$12,471	$13,471
12/19	$12,984	$13,909
1/20	$12,827	$13,619
2/20	$12,162	$12,388
3/20	$10,637	$10,734
4/20	$11,276	$11,428
5/20	$12,038	$11,925
6/20	$12,514	$12,331
7/20	$12,795	$12,619
8/20	$13,427	$13,268
9/20	$13,264	$12,923
10/20	$12,729	$12,407
11/20	$14,554	$14,330
12/20	$15,275	$14,996
1/21	$15,020	$14,837
2/21	$15,301	$15,169
3/21	$15,471	$15,518
4/21	$16,065	$15,985
5/21	$16,738	$16,506
6/21	$16,450	$16,321
7/21	$16,718	$16,444
8/21	$17,084	$16,734
9/21	$16,365	$16,248
10/21	$17,143	$16,648
11/21	$16,346	$15,873
12/21	$17,108	$16,686
1/22	$15,972	$15,879
2/22	$15,393	$15,598
3/22	$15,407	$15,699
4/22	$14,424	$14,683
5/22	$14,459	$14,793
6/22	$13,260	$13,421
7/22	$14,236	$14,089
8/22	$13,093	$13,420
9/22	$11,901	$12,165
10/22	$12,598	$12,819
11/22	$14,180	$14,263
12/22	$13,826	$14,274
1/23	$14,997	$15,430
2/23	$14,583	$15,108
3/23	$15,197	$15,483
4/23	$15,604	$15,920
5/23	$15,232	$15,246
6/23	$15,761	$15,940
7/23	$15,918	$16,456
8/23	$15,025	$15,825
9/23	$14,154	$15,285
10/23	$13,547	$14,665
11/23	$14,868	$16,026
12/23	$15,946	$16,878
1/24	$15,709	$16,975
2/24	$15,960	$17,285
3/24	$16,421	$17,854
4/24	$16,011	$17,397
5/24	$16,810	$18,070
6/24	$16,551	$17,779
7/24	$16,889	$18,300
8/24	$17,616	$18,895
9/24	$17,847	$19,070
10/24	$16,774	$18,033
11/24	$16,695	$17,931
12/24	$16,138	$17,523
1/25	$17,034	$18,444
2/25	$17,275	$18,801
3/25	$16,677	$18,725
4/25	$17,253	$19,583
5/25	$17,966	$20,479
6/25	$18,352	$20,930
7/25	$17,529	$20,637
8/25	$17,966	$21,516
9/25	$18,296	$21,928

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	2.55%	6.65%	6.80%
Class A with 5.25% Maximum Sales Charge	(2.82)%	5.50%	6.22%
MSCI EAFE Index (net of foreign withholding taxes)	14.99%	11.15%	8.16%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 891,244,165
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 5,663,911
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$891,244,165
# of Portfolio Holdings	45
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$5,663,911

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	10.5%
Singapore	3.1%
Hong Kong	3.3%
Germany	3.6%
United States	3.8%
Spain	5.3%
Netherlands	7.4%
Japan	7.7%
Switzerland	15.1%
France	17.2%
United Kingdom	23.0%

Top Ten Holdings (% of total investments)Footnote Referencea

ASML Holding NV	5.5%
Nestle SA	4.2%
AstraZeneca PLC	3.9%
Siemens AG	3.6%
Compass Group PLC	3.4%
Reckitt Benckiser Group PLC	3.4%
Safran SA	3.4%
AIA Group Ltd.	3.3%
Iberdrola SA	3.2%
Schneider Electric SE	3.1%
Total	37.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023778
Shareholder Report [Line Items]
Fund Name	Calvert International Equity Fund
Class Name	Class C
Trading Symbol	CWVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert International Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.89%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index (the Index):

↓ IMCD, a Dutch specialty chemical formulation and distribution company, hurt returns as macroeconomic headwinds and political uncertainty are leading to a demand downcycle

↓ Novo Nordisk, a Danish pharmaceuticals company, hampered returns due to weaker-than-expected performance from their new obesity drugs

↓ CSL, an Australian biopharmaceutical company, hurt performance amid uncertainty around U.S. tariffs and potential most-favored-nations policy

↓ Among sectors, stock selections and an overweight position in health care and financials, and stock selections in industrials hurt returns

↑ Banco Santander., a Spanish bank, contributed to returns as they have been able to increase net interest income and fee income while reducing costs

↑ KBC Group, a Belgian bank, reported strong earnings with total income, net interest income, and insurance revenues coming in ahead of analysts’ expectations

↑ Safran SA, a French aeroengine maker, aided returns as they benefited from strong dynamics in the commercial aerospace aftermarket, also helped by a lack of new aircraft supply

↑ Among sectors, an underweight to materials, selections within information technology and utilities, and avoiding the real estate and energy sectors helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI EAFE Index
9/15	$10,000	$10,000
10/15	$10,616	$10,782
11/15	$10,371	$10,614
12/15	$10,148	$10,471
1/16	$9,589	$9,714
2/16	$9,223	$9,536
3/16	$9,768	$10,156
4/16	$9,932	$10,450
5/16	$9,917	$10,355
6/16	$9,410	$10,008
7/16	$9,783	$10,515
8/16	$9,783	$10,522
9/16	$9,932	$10,652
10/16	$9,723	$10,434
11/16	$9,447	$10,226
12/16	$9,676	$10,576
1/17	$9,874	$10,882
2/17	$9,912	$11,038
3/17	$10,232	$11,342
4/17	$10,597	$11,631
5/17	$10,834	$12,057
6/17	$10,826	$12,036
7/17	$11,077	$12,383
8/17	$10,986	$12,379
9/17	$11,184	$12,687
10/17	$11,329	$12,879
11/17	$11,466	$13,014
12/17	$11,653	$13,223
1/18	$12,115	$13,887
2/18	$11,599	$13,260
3/18	$11,630	$13,021
4/18	$11,630	$13,318
5/18	$11,560	$13,019
6/18	$11,337	$12,860
7/18	$11,584	$13,176
8/18	$11,514	$12,922
9/18	$11,545	$13,034
10/18	$10,514	$11,996
11/18	$10,791	$11,981
12/18	$10,237	$11,400
1/19	$10,709	$12,149
2/19	$11,166	$12,459
3/19	$11,421	$12,537
4/19	$11,847	$12,890
5/19	$11,313	$12,271
6/19	$12,110	$12,999
7/19	$11,963	$12,834
8/19	$11,823	$12,501
9/19	$12,025	$12,859
10/19	$12,489	$13,321
11/19	$12,760	$13,471
12/19	$13,278	$13,909
1/20	$13,107	$13,619
2/20	$12,424	$12,388
3/20	$10,855	$10,734
4/20	$11,500	$11,428
5/20	$12,276	$11,925
6/20	$12,750	$12,331
7/20	$13,022	$12,619
8/20	$13,658	$13,268
9/20	$13,487	$12,923
10/20	$12,936	$12,407
11/20	$14,784	$14,330
12/20	$15,506	$14,996
1/21	$15,235	$14,837
2/21	$15,506	$15,169
3/21	$15,677	$15,518
4/21	$16,267	$15,985
5/21	$16,935	$16,506
6/21	$16,640	$16,321
7/21	$16,896	$16,444
8/21	$17,253	$16,734
9/21	$16,523	$16,248
10/21	$17,292	$16,648
11/21	$16,477	$15,873
12/21	$17,237	$16,686
1/22	$16,079	$15,879
2/22	$15,496	$15,598
3/22	$15,488	$15,699
4/22	$14,496	$14,683
5/22	$14,521	$14,793
6/22	$13,305	$13,421
7/22	$14,280	$14,089
8/22	$13,122	$13,420
9/22	$11,922	$12,165
10/22	$12,614	$12,819
11/22	$14,188	$14,263
12/22	$13,827	$14,274
1/23	$14,984	$15,430
2/23	$14,567	$15,108
3/23	$15,171	$15,483
4/23	$15,562	$15,920
5/23	$15,188	$15,246
6/23	$15,707	$15,940
7/23	$15,843	$16,456
8/23	$14,950	$15,825
9/23	$14,074	$15,285
10/23	$13,462	$14,665
11/23	$14,763	$16,026
12/23	$15,821	$16,878
1/24	$15,582	$16,975
2/24	$15,821	$17,285
3/24	$16,264	$17,854
4/24	$15,846	$17,397
5/24	$16,631	$18,070
6/24	$16,358	$17,779
7/24	$16,690	$18,300
8/24	$17,390	$18,895
9/24	$17,612	$19,070
10/24	$16,545	$18,033
11/24	$16,452	$17,931
12/24	$15,900	$17,523
1/25	$16,766	$18,444
2/25	$16,989	$18,801
3/25	$16,398	$18,725
4/25	$16,955	$19,583
5/25	$17,641	$20,479
6/25	$18,010	$20,930
7/25	$17,195	$20,637
8/25	$17,607	$21,516
9/25	$18,198	$21,928

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	1.78%	5.85%	6.16%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	0.78%	5.85%	6.16%
MSCI EAFE Index (net of foreign withholding taxes)	14.99%	11.15%	8.16%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 891,244,165
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 5,663,911
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$891,244,165
# of Portfolio Holdings	45
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$5,663,911

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	10.5%
Singapore	3.1%
Hong Kong	3.3%
Germany	3.6%
United States	3.8%
Spain	5.3%
Netherlands	7.4%
Japan	7.7%
Switzerland	15.1%
France	17.2%
United Kingdom	23.0%

Top Ten Holdings (% of total investments)Footnote Referencea

ASML Holding NV	5.5%
Nestle SA	4.2%
AstraZeneca PLC	3.9%
Siemens AG	3.6%
Compass Group PLC	3.4%
Reckitt Benckiser Group PLC	3.4%
Safran SA	3.4%
AIA Group Ltd.	3.3%
Iberdrola SA	3.2%
Schneider Electric SE	3.1%
Total	37.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000023779
Shareholder Report [Line Items]
Fund Name	Calvert International Equity Fund
Class Name	Class I
Trading Symbol	CWVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert International Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	0.89%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index (the Index):

↓ IMCD, a Dutch specialty chemical formulation and distribution company, hurt returns as macroeconomic headwinds and political uncertainty are leading to a demand downcycle

↓ Novo Nordisk, a Danish pharmaceuticals company, hampered returns due to weaker-than-expected performance from their new obesity drugs

↓ CSL, an Australian biopharmaceutical company, hurt performance amid uncertainty around U.S. tariffs and potential most-favored-nations policy

↓ Among sectors, stock selections and an overweight position in health care and financials, and stock selections in industrials hurt returns

↑ Banco Santander., a Spanish bank, contributed to returns as they have been able to increase net interest income and fee income while reducing costs

↑ KBC Group, a Belgian bank, reported strong earnings with total income, net interest income, and insurance revenues coming in ahead of analysts’ expectations

↑ Safran SA, a French aeroengine maker, aided returns as they benefited from strong dynamics in the commercial aerospace aftermarket, also helped by a lack of new aircraft supply

↑ Among sectors, an underweight to materials, selections within information technology and utilities, and avoiding the real estate and energy sectors helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI EAFE Index
9/15	$1,000,000	$1,000,000
12/15	$1,017,415	$1,047,095
3/16	$982,185	$1,015,626
6/16	$948,777	$1,000,776
9/16	$1,004,659	$1,065,169
12/16	$981,772	$1,057,568
3/17	$1,040,742	$1,134,193
6/17	$1,104,102	$1,203,609
9/17	$1,144,251	$1,268,660
12/17	$1,194,900	$1,322,323
3/18	$1,196,176	$1,302,073
6/18	$1,169,381	$1,285,962
9/18	$1,194,262	$1,303,384
12/18	$1,062,230	$1,139,971
3/19	$1,187,731	$1,253,716
6/19	$1,263,420	$1,299,856
9/19	$1,256,951	$1,285,929
12/19	$1,392,194	$1,390,931
3/20	$1,140,317	$1,073,431
6/20	$1,343,127	$1,233,144
9/20	$1,424,251	$1,292,289
12/20	$1,641,590	$1,499,642
3/21	$1,663,925	$1,551,822
6/21	$1,770,342	$1,632,068
9/21	$1,762,460	$1,624,800
12/21	$1,843,258	$1,668,553
3/22	$1,660,612	$1,569,871
6/22	$1,430,380	$1,342,054
9/22	$1,284,123	$1,216,471
12/22	$1,493,533	$1,427,418
3/23	$1,642,743	$1,548,253
6/23	$1,704,436	$1,593,980
9/23	$1,531,553	$1,528,455
12/23	$1,725,928	$1,687,750
3/24	$1,778,799	$1,785,385
6/24	$1,794,009	$1,777,876
9/24	$1,935,965	$1,906,987
12/24	$1,751,729	$1,752,275
3/25	$1,811,172	$1,872,543
6/25	$1,993,904	$2,093,038
9/25	$1,990,234	$2,192,816

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	2.80%	6.92%	7.12%
MSCI EAFE Index (net of foreign withholding taxes)	14.99%	11.15%	8.16%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 891,244,165
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 5,663,911
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$891,244,165
# of Portfolio Holdings	45
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$5,663,911

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	10.5%
Singapore	3.1%
Hong Kong	3.3%
Germany	3.6%
United States	3.8%
Spain	5.3%
Netherlands	7.4%
Japan	7.7%
Switzerland	15.1%
France	17.2%
United Kingdom	23.0%

Top Ten Holdings (% of total investments)Footnote Referencea

ASML Holding NV	5.5%
Nestle SA	4.2%
AstraZeneca PLC	3.9%
Siemens AG	3.6%
Compass Group PLC	3.4%
Reckitt Benckiser Group PLC	3.4%
Safran SA	3.4%
AIA Group Ltd.	3.3%
Iberdrola SA	3.2%
Schneider Electric SE	3.1%
Total	37.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000211925
Shareholder Report [Line Items]
Fund Name	Calvert International Equity Fund
Class Name	Class R6
Trading Symbol	CIESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert International Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE Index (the Index):

↓ IMCD, a Dutch specialty chemical formulation and distribution company, hurt returns as macroeconomic headwinds and political uncertainty are leading to a demand downcycle

↓ Novo Nordisk, a Danish pharmaceuticals company, hampered returns due to weaker-than-expected performance from their new obesity drugs

↓ CSL, an Australian biopharmaceutical company, hurt performance amid uncertainty around U.S. tariffs and potential most-favored-nations policy

↓ Among sectors, stock selections and an overweight position in health care and financials, and stock selections in industrials hurt returns

↑ Banco Santander., a Spanish bank, contributed to returns as they have been able to increase net interest income and fee income while reducing costs

↑ KBC Group, a Belgian bank, reported strong earnings with total income, net interest income, and insurance revenues coming in ahead of analysts’ expectations

↑ Safran SA, a French aeroengine maker, aided returns as they benefited from strong dynamics in the commercial aerospace aftermarket, also helped by a lack of new aircraft supply

↑ Among sectors, an underweight to materials, selections within information technology and utilities, and avoiding the real estate and energy sectors helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	MSCI EAFE Index
9/15	$5,000,000	$5,000,000
10/15	$5,310,819	$5,390,847
11/15	$5,194,262	$5,306,982
12/15	$5,087,074	$5,235,476
1/16	$4,810,702	$4,856,877
2/16	$4,631,515	$4,767,896
3/16	$4,910,925	$5,078,131
4/16	$4,998,999	$5,225,148
5/16	$4,995,962	$5,177,682
6/16	$4,743,886	$5,003,880
7/16	$4,935,221	$5,257,480
8/16	$4,944,332	$5,261,213
9/16	$5,023,296	$5,325,844
10/16	$4,923,073	$5,216,904
11/16	$4,786,405	$5,113,004
12/16	$4,908,862	$5,287,840
1/17	$5,015,509	$5,441,228
2/17	$5,034,329	$5,519,035
3/17	$5,203,708	$5,670,967
4/17	$5,395,044	$5,815,264
5/17	$5,517,373	$6,028,708
6/17	$5,520,510	$6,018,045
7/17	$5,655,386	$6,191,641
8/17	$5,614,609	$6,189,308
9/17	$5,721,256	$6,343,301
10/17	$5,799,672	$6,439,622
11/17	$5,874,952	$6,507,169
12/17	$5,974,499	$6,611,616
1/18	$6,216,924	$6,943,251
2/18	$5,958,550	$6,629,861
3/18	$5,980,879	$6,510,366
4/18	$5,987,259	$6,659,015
5/18	$5,955,361	$6,509,335
6/18	$5,846,907	$6,429,808
7/18	$5,980,879	$6,588,080
8/18	$5,948,981	$6,460,848
9/18	$5,971,310	$6,516,920
10/18	$5,444,992	$5,998,225
11/18	$5,591,723	$5,990,667
12/18	$5,311,150	$5,699,856
1/19	$5,560,211	$6,074,452
2/19	$5,799,569	$6,229,298
3/19	$5,938,655	$6,268,578
4/19	$6,168,309	$6,444,821
5/19	$5,893,371	$6,135,303
6/19	$6,317,099	$6,499,282
7/19	$6,242,704	$6,416,762
8/19	$6,174,778	$6,250,530
9/19	$6,287,988	$6,429,645
10/19	$6,533,815	$6,660,657
11/19	$6,682,604	$6,735,744
12/19	$6,963,265	$6,954,653
1/20	$6,878,107	$6,809,386
2/20	$6,524,376	$6,193,833
3/20	$5,705,554	$5,367,153
4/20	$6,049,459	$5,713,885
5/20	$6,465,421	$5,962,695
6/20	$6,720,894	$6,165,722
7/20	$6,871,557	$6,309,438
8/20	$7,212,187	$6,633,812
9/20	$7,127,029	$6,461,444
10/20	$6,842,079	$6,203,446
11/20	$7,824,666	$7,165,063
12/20	$8,216,715	$7,498,210
1/21	$8,081,745	$7,418,325
2/21	$8,229,883	$7,584,712
3/21	$8,325,350	$7,759,109
4/21	$8,647,961	$7,992,577
5/21	$9,013,368	$8,253,223
6/21	$8,861,938	$8,160,342
7/21	$9,006,784	$8,221,786
8/21	$9,207,593	$8,366,812
9/21	$8,822,435	$8,123,999
10/21	$9,243,805	$8,323,812
11/21	$8,815,851	$7,936,391
12/21	$9,227,466	$8,342,764
1/22	$8,616,748	$7,939,609
2/22	$8,307,879	$7,799,225
3/22	$8,314,898	$7,849,354
4/22	$7,784,907	$7,341,542
5/22	$7,809,476	$7,396,580
6/22	$7,160,149	$6,710,269
7/22	$7,693,650	$7,044,641
8/22	$7,072,402	$6,710,059
9/22	$6,433,604	$6,082,353
10/22	$6,809,161	$6,409,429
11/22	$7,669,081	$7,131,361
12/22	$7,479,167	$7,137,091
1/23	$8,112,934	$7,715,032
2/23	$7,893,276	$7,554,046
3/23	$8,228,164	$7,741,266
4/23	$8,447,822	$7,959,824
5/23	$8,249,770	$7,622,980
6/23	$8,537,846	$7,969,898
7/23	$8,624,268	$8,227,776
8/23	$8,141,742	$7,912,550
9/23	$7,673,618	$7,642,276
10/23	$7,345,932	$7,332,444
11/23	$8,062,521	$8,013,026
12/23	$8,648,834	$8,438,750
1/24	$8,525,123	$8,487,314
2/24	$8,659,750	$8,642,669
3/24	$8,910,810	$8,926,924
4/24	$8,692,497	$8,698,316
5/24	$9,129,123	$9,035,245
6/24	$8,990,858	$8,889,382
7/24	$9,176,424	$9,150,165
8/24	$9,573,026	$9,447,694
9/24	$9,704,014	$9,534,937
10/24	$9,121,846	$9,016,418
11/24	$9,081,821	$8,965,264
12/24	$8,779,079	$8,761,377
1/25	$9,269,675	$9,221,802
2/25	$9,402,468	$9,400,643
3/25	$9,081,552	$9,362,717
4/25	$9,395,090	$9,791,580
5/25	$9,782,403	$10,239,572
6/25	$9,996,347	$10,465,188
7/25	$9,553,704	$10,318,290
8/25	$9,793,469	$10,758,182
9/25	$9,977,903	$10,964,078

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	2.82%	6.96%	7.15%
MSCI EAFE Index (net of foreign withholding taxes)	14.99%	11.15%	8.16%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 891,244,165
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 5,663,911
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$891,244,165
# of Portfolio Holdings	45
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$5,663,911

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	10.5%
Singapore	3.1%
Hong Kong	3.3%
Germany	3.6%
United States	3.8%
Spain	5.3%
Netherlands	7.4%
Japan	7.7%
Switzerland	15.1%
France	17.2%
United Kingdom	23.0%

Top Ten Holdings (% of total investments)Footnote Referencea

ASML Holding NV	5.5%
Nestle SA	4.2%
AstraZeneca PLC	3.9%
Siemens AG	3.6%
Compass Group PLC	3.4%
Reckitt Benckiser Group PLC	3.4%
Safran SA	3.4%
AIA Group Ltd.	3.3%
Iberdrola SA	3.2%
Schneider Electric SE	3.1%
Total	37.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000047589
Shareholder Report [Line Items]
Fund Name	Calvert International Opportunities Fund
Class Name	Class A
Trading Symbol	CIOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert International Opportunities Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$135	1.32%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE SMID Cap Index (the Index):

↓ Not holding Rheinmetall AG, a defense and automotive technologies firm, detracted from returns as its shares rose 123% on increasing defense spending by European countries

↓ Greggs Plc, a bakery chain in the United Kingdom, detracted from returns as its shares weakened after reporting lower sales volumes due to inflationary concerns

↓ IMCD N.V., a distributor and formulator of specialty chemicals, detracted as its shares declined on weakening U.S. dollar, tariff discussions and softening demand from consumers

↑ Zegona Communications Plc helped returns as it benefited from its 2024 acquisition of Vodafone Spain, and its continuing focus on reinvestment and cost control implementation

↑ Agnico Eagle Mines Ltd. outperformed as historic level increases in gold prices benefitted its revenues and added to its ability to focus on other strategic initiatives

↑ Babcock International Group Plc, an aerospace, defense and nuclear engineering firm, helped return due to increasing defense spending in Europe and securing government contracts

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	MSCI EAFE Index	MSCI EAFE SMID Cap Index
9/15	$10,000	$10,000	$10,000
10/15	$9,975	$10,782	$10,676
11/15	$9,826	$10,614	$10,632
12/15	$9,731	$10,471	$10,615
1/16	$9,082	$9,714	$9,826
2/16	$9,001	$9,536	$9,782
3/16	$9,758	$10,156	$10,543
4/16	$9,880	$10,450	$10,789
5/16	$9,981	$10,355	$10,747
6/16	$9,278	$10,008	$10,231
7/16	$9,711	$10,515	$10,857
8/16	$9,853	$10,522	$10,806
9/16	$9,995	$10,652	$11,048
10/16	$9,826	$10,434	$10,722
11/16	$9,616	$10,226	$10,463
12/16	$9,795	$10,576	$10,756
1/17	$10,082	$10,882	$11,152
2/17	$10,294	$11,038	$11,360
3/17	$10,656	$11,342	$11,601
4/17	$11,230	$11,631	$12,040
5/17	$11,729	$12,057	$12,491
6/17	$11,791	$12,036	$12,486
7/17	$12,304	$12,383	$12,908
8/17	$12,345	$12,379	$12,996
9/17	$12,782	$12,687	$13,322
10/17	$12,939	$12,879	$13,574
11/17	$13,289	$13,014	$13,740
12/17	$13,508	$13,223	$14,067
1/18	$14,325	$13,887	$14,759
2/18	$13,763	$13,260	$14,189
3/18	$13,800	$13,021	$13,974
4/18	$13,880	$13,318	$14,208
5/18	$13,865	$13,019	$14,069
6/18	$13,588	$12,860	$13,806
7/18	$13,756	$13,176	$13,987
8/18	$13,690	$12,922	$13,882
9/18	$13,756	$13,034	$13,829
10/18	$12,348	$11,996	$12,513
11/18	$12,294	$11,981	$12,399
12/18	$11,509	$11,400	$11,682
1/19	$12,286	$12,149	$12,592
2/19	$12,603	$12,459	$12,876
3/19	$12,698	$12,537	$12,906
4/19	$13,078	$12,890	$13,293
5/19	$12,389	$12,271	$12,581
6/19	$13,086	$12,999	$13,218
7/19	$12,738	$12,834	$13,097
8/19	$12,532	$12,501	$12,793
9/19	$12,825	$12,859	$13,151
10/19	$13,285	$13,321	$13,740
11/19	$13,839	$13,471	$14,019
12/19	$14,477	$13,909	$14,529
1/20	$14,100	$13,619	$14,162
2/20	$12,978	$12,388	$12,816
3/20	$10,750	$10,734	$10,696
4/20	$11,840	$11,428	$11,707
5/20	$12,906	$11,925	$12,480
6/20	$13,066	$12,331	$12,719
7/20	$13,547	$12,619	$13,096
8/20	$14,357	$13,268	$14,028
9/20	$14,437	$12,923	$13,842
10/20	$14,004	$12,407	$13,381
11/20	$15,423	$14,330	$15,291
12/20	$16,465	$14,996	$16,177
1/21	$16,143	$14,837	$16,108
2/21	$16,312	$15,169	$16,390
3/21	$16,707	$15,518	$16,754
4/21	$17,626	$15,985	$17,351
5/21	$18,061	$16,506	$17,733
6/21	$17,755	$16,321	$17,490
7/21	$18,472	$16,444	$17,726
8/21	$19,020	$16,734	$18,142
9/21	$18,166	$16,248	$17,495
10/21	$18,770	$16,648	$17,768
11/21	$17,892	$15,873	$16,878
12/21	$18,704	$16,686	$17,594
1/22	$16,963	$15,879	$16,293
2/22	$16,339	$15,598	$16,105
3/22	$15,793	$15,699	$16,091
4/22	$14,502	$14,683	$14,972
5/22	$14,424	$14,793	$14,902
6/22	$12,856	$13,421	$13,352
7/22	$14,173	$14,089	$14,173
8/22	$12,995	$13,420	$13,520
9/22	$11,747	$12,165	$12,000
10/22	$12,310	$12,819	$12,563
11/22	$13,956	$14,263	$13,843
12/22	$13,681	$14,274	$13,931
1/23	$14,663	$15,430	$15,059
2/23	$14,228	$15,108	$14,747
3/23	$14,341	$15,483	$14,821
4/23	$14,680	$15,920	$15,150
5/23	$14,176	$15,246	$14,497
6/23	$14,576	$15,940	$14,910
7/23	$15,037	$16,456	$15,625
8/23	$14,350	$15,825	$15,085
9/23	$13,481	$15,285	$14,460
10/23	$12,803	$14,665	$13,638
11/23	$14,237	$16,026	$15,010
12/23	$15,418	$16,878	$16,028
1/24	$14,836	$16,975	$15,851
2/24	$15,039	$17,285	$15,965
3/24	$15,338	$17,854	$16,522
4/24	$14,730	$17,397	$16,021
5/24	$15,330	$18,070	$16,664
6/24	$14,950	$17,779	$16,171
7/24	$16,018	$18,300	$16,956
8/24	$16,406	$18,895	$17,418
9/24	$16,679	$19,070	$17,828
10/24	$15,471	$18,033	$16,743
11/24	$15,779	$17,931	$16,833
12/24	$15,147	$17,523	$16,429
1/25	$15,465	$18,444	$17,052
2/25	$15,501	$18,801	$17,182
3/25	$15,338	$18,725	$17,255
4/25	$16,146	$19,583	$18,246
5/25	$16,890	$20,479	$19,247
6/25	$17,362	$20,930	$19,952
7/25	$16,781	$20,637	$19,841
8/25	$17,335	$21,516	$20,730
9/25	$17,341	$21,928	$21,014

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	3.99%	3.73%	6.23%
Class A with 5.25% Maximum Sales Charge	(1.49)%	2.62%	5.65%
MSCI EAFE Index (net of foreign withholding taxes)	14.99%	11.15%	8.16%
MSCI EAFE SMID Cap Index (net of foreign withholding taxes)	17.87%	8.70%	7.70%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 341,912,478
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 2,557,300
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$341,912,478
# of Portfolio Holdings	98
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$2,557,300

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	9.7%
Germany	2.9%
Switzerland	3.6%
Sweden	3.7%
Canada	3.8%
United States	4.0%
Netherlands	5.1%
Australia	8.3%
Italy	8.5%
United Kingdom	24.0%
Japan	26.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Babcock International Group PLC	2.0%
Diploma PLC	2.0%
Tosei Corp.	1.8%
BAWAG Group AG	1.8%
Hoshino Resorts REIT, Inc.	1.7%
Interpump Group SpA	1.7%
Halma PLC	1.7%
Agnico Eagle Mines Ltd.	1.6%
CAR Group Ltd.	1.6%
FinecoBank Banca Fineco SpA	1.5%
Total	17.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000047591
Shareholder Report [Line Items]
Fund Name	Calvert International Opportunities Fund
Class Name	Class C
Trading Symbol	COICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert International Opportunities Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$210	2.07%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	2.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE SMID Cap Index (the Index):

↓ Not holding Rheinmetall AG, a defense and automotive technologies firm, detracted from returns as its shares rose 123% on increasing defense spending by European countries

↓ Greggs Plc, a bakery chain in the United Kingdom, detracted from returns as its shares weakened after reporting lower sales volumes due to inflationary concerns

↓ IMCD N.V., a distributor and formulator of specialty chemicals, detracted as its shares declined on weakening U.S. dollar, tariff discussions and softening demand from consumers

↑ Zegona Communications Plc helped returns as it benefited from its 2024 acquisition of Vodafone Spain, and its continuing focus on reinvestment and cost control implementation

↑ Agnico Eagle Mines Ltd. outperformed as historic level increases in gold prices benefitted its revenues and added to its ability to focus on other strategic initiatives

↑ Babcock International Group Plc, an aerospace, defense and nuclear engineering firm, helped return due to increasing defense spending in Europe and securing government contracts

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI EAFE Index	MSCI EAFE SMID Cap Index
9/15	$10,000	$10,000	$10,000
10/15	$10,518	$10,782	$10,676
11/15	$10,357	$10,614	$10,632
12/15	$10,243	$10,471	$10,615
1/16	$9,555	$9,714	$9,826
2/16	$9,461	$9,536	$9,782
3/16	$10,250	$10,156	$10,543
4/16	$10,366	$10,450	$10,789
5/16	$10,460	$10,355	$10,747
6/16	$9,722	$10,008	$10,231
7/16	$10,171	$10,515	$10,857
8/16	$10,301	$10,522	$10,806
9/16	$10,446	$10,652	$11,048
10/16	$10,257	$10,434	$10,722
11/16	$10,033	$10,226	$10,463
12/16	$10,213	$10,576	$10,756
1/17	$10,496	$10,882	$11,152
2/17	$10,721	$11,038	$11,360
3/17	$11,083	$11,342	$11,601
4/17	$11,677	$11,631	$12,040
5/17	$12,184	$12,057	$12,491
6/17	$12,249	$12,036	$12,486
7/17	$12,770	$12,383	$12,908
8/17	$12,807	$12,379	$12,996
9/17	$13,249	$12,687	$13,322
10/17	$13,408	$12,879	$13,574
11/17	$13,757	$13,014	$13,740
12/17	$13,981	$13,223	$14,067
1/18	$14,813	$13,887	$14,759
2/18	$14,220	$13,260	$14,189
3/18	$14,251	$13,021	$13,974
4/18	$14,328	$13,318	$14,208
5/18	$14,305	$13,019	$14,069
6/18	$14,012	$12,860	$13,806
7/18	$14,174	$13,176	$13,987
8/18	$14,096	$12,922	$13,882
9/18	$14,166	$13,034	$13,829
10/18	$12,701	$11,996	$12,513
11/18	$12,638	$11,981	$12,399
12/18	$11,831	$11,400	$11,682
1/19	$12,613	$12,149	$12,592
2/19	$12,938	$12,459	$12,876
3/19	$13,021	$12,537	$12,906
4/19	$13,404	$12,890	$13,293
5/19	$12,688	$12,271	$12,581
6/19	$13,396	$12,999	$13,218
7/19	$13,029	$12,834	$13,097
8/19	$12,813	$12,501	$12,793
9/19	$13,104	$12,859	$13,151
10/19	$13,562	$13,321	$13,740
11/19	$14,120	$13,471	$14,019
12/19	$14,769	$13,909	$14,529
1/20	$14,368	$13,619	$14,162
2/20	$13,223	$12,388	$12,816
3/20	$10,941	$10,734	$10,696
4/20	$12,044	$11,428	$11,707
5/20	$13,122	$11,925	$12,480
6/20	$13,273	$12,331	$12,719
7/20	$13,749	$12,619	$13,096
8/20	$14,568	$13,268	$14,028
9/20	$14,635	$12,923	$13,842
10/20	$14,192	$12,407	$13,381
11/20	$15,613	$14,330	$15,291
12/20	$16,666	$14,996	$16,177
1/21	$16,324	$14,837	$16,108
2/21	$16,491	$15,169	$16,390
3/21	$16,875	$15,518	$16,754
4/21	$17,786	$15,985	$17,351
5/21	$18,221	$16,506	$17,733
6/21	$17,903	$16,321	$17,490
7/21	$18,614	$16,444	$17,726
8/21	$19,149	$16,734	$18,142
9/21	$18,279	$16,248	$17,495
10/21	$18,881	$16,648	$17,768
11/21	$17,978	$15,873	$16,878
12/21	$18,784	$16,686	$17,594
1/22	$17,024	$15,879	$16,293
2/22	$16,390	$15,598	$16,105
3/22	$15,836	$15,699	$16,091
4/22	$14,532	$14,683	$14,972
5/22	$14,443	$14,793	$14,902
6/22	$12,871	$13,421	$13,352
7/22	$14,175	$14,089	$14,173
8/22	$12,987	$13,420	$13,520
9/22	$11,727	$12,165	$12,000
10/22	$12,290	$12,819	$12,563
11/22	$13,916	$14,263	$13,843
12/22	$13,639	$14,274	$13,931
1/23	$14,612	$15,430	$15,059
2/23	$14,166	$15,108	$14,747
3/23	$14,264	$15,483	$14,821
4/23	$14,603	$15,920	$15,150
5/23	$14,094	$15,246	$14,497
6/23	$14,478	$15,940	$14,910
7/23	$14,925	$16,456	$15,625
8/23	$14,237	$15,825	$15,085
9/23	$13,362	$15,285	$14,460
10/23	$12,683	$14,665	$13,638
11/23	$14,094	$16,026	$15,010
12/23	$15,249	$16,878	$16,028
1/24	$14,673	$16,975	$15,851
2/24	$14,862	$17,285	$15,965
3/24	$15,150	$17,854	$16,522
4/24	$14,537	$17,397	$16,021
5/24	$15,123	$18,070	$16,664
6/24	$14,745	$17,779	$16,171
7/24	$15,780	$18,300	$16,956
8/24	$16,149	$18,895	$17,418
9/24	$16,410	$19,070	$17,828
10/24	$15,213	$18,033	$16,743
11/24	$15,501	$17,931	$16,833
12/24	$14,878	$17,523	$16,429
1/25	$15,172	$18,444	$17,052
2/25	$15,209	$18,801	$17,182
3/25	$15,034	$18,725	$17,255
4/25	$15,816	$19,583	$18,246
5/25	$16,533	$20,479	$19,247
6/25	$16,992	$20,930	$19,952
7/25	$16,404	$20,637	$19,841
8/25	$16,937	$21,516	$20,730
9/25	$17,191	$21,928	$21,014

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	3.21%	2.96%	5.56%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	2.21%	2.96%	5.56%
MSCI EAFE Index (net of foreign withholding taxes)	14.99%	11.15%	8.16%
MSCI EAFE SMID Cap Index (net of foreign withholding taxes)	17.87%	8.70%	7.70%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 341,912,478
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 2,557,300
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$341,912,478
# of Portfolio Holdings	98
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$2,557,300

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	9.7%
Germany	2.9%
Switzerland	3.6%
Sweden	3.7%
Canada	3.8%
United States	4.0%
Netherlands	5.1%
Australia	8.3%
Italy	8.5%
United Kingdom	24.0%
Japan	26.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Babcock International Group PLC	2.0%
Diploma PLC	2.0%
Tosei Corp.	1.8%
BAWAG Group AG	1.8%
Hoshino Resorts REIT, Inc.	1.7%
Interpump Group SpA	1.7%
Halma PLC	1.7%
Agnico Eagle Mines Ltd.	1.6%
CAR Group Ltd.	1.6%
FinecoBank Banca Fineco SpA	1.5%
Total	17.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000047592
Shareholder Report [Line Items]
Fund Name	Calvert International Opportunities Fund
Class Name	Class I
Trading Symbol	COIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert International Opportunities Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$109	1.07%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE SMID Cap Index (the Index):

↓ Not holding Rheinmetall AG, a defense and automotive technologies firm, detracted from returns as its shares rose 123% on increasing defense spending by European countries

↓ Greggs Plc, a bakery chain in the United Kingdom, detracted from returns as its shares weakened after reporting lower sales volumes due to inflationary concerns

↓ IMCD N.V., a distributor and formulator of specialty chemicals, detracted as its shares declined on weakening U.S. dollar, tariff discussions and softening demand from consumers

↑ Zegona Communications Plc helped returns as it benefited from its 2024 acquisition of Vodafone Spain, and its continuing focus on reinvestment and cost control implementation

↑ Agnico Eagle Mines Ltd. outperformed as historic level increases in gold prices benefitted its revenues and added to its ability to focus on other strategic initiatives

↑ Babcock International Group Plc, an aerospace, defense and nuclear engineering firm, helped return due to increasing defense spending in Europe and securing government contracts

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI EAFE Index	MSCI EAFE SMID Cap Index
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,028,582	$1,047,095	$1,061,539
3/16	$1,032,943	$1,015,626	$1,054,265
6/16	$982,786	$1,000,776	$1,023,055
9/16	$1,058,385	$1,065,169	$1,104,833
12/16	$1,038,370	$1,057,568	$1,075,587
3/17	$1,130,621	$1,134,193	$1,160,098
6/17	$1,253,129	$1,203,609	$1,248,564
9/17	$1,359,401	$1,268,660	$1,332,244
12/17	$1,438,229	$1,322,323	$1,406,690
3/18	$1,469,925	$1,302,073	$1,397,408
6/18	$1,448,530	$1,285,962	$1,380,636
9/18	$1,467,548	$1,303,384	$1,382,913
12/18	$1,228,473	$1,139,971	$1,168,203
3/19	$1,355,645	$1,253,716	$1,290,626
6/19	$1,398,901	$1,299,856	$1,321,832
9/19	$1,372,083	$1,285,929	$1,315,135
12/19	$1,549,045	$1,390,931	$1,452,940
3/20	$1,150,819	$1,073,431	$1,069,646
6/20	$1,399,929	$1,233,144	$1,271,904
9/20	$1,547,290	$1,292,289	$1,384,231
12/20	$1,766,488	$1,499,642	$1,617,672
3/21	$1,793,012	$1,551,822	$1,675,387
6/21	$1,907,065	$1,632,068	$1,749,035
9/21	$1,952,155	$1,624,800	$1,749,464
12/21	$2,011,680	$1,668,553	$1,759,379
3/22	$1,699,621	$1,569,871	$1,609,070
6/22	$1,384,700	$1,342,054	$1,335,168
9/22	$1,265,412	$1,216,471	$1,200,015
12/22	$1,474,865	$1,427,418	$1,393,093
3/23	$1,546,880	$1,548,253	$1,482,059
6/23	$1,572,806	$1,593,980	$1,490,991
9/23	$1,455,661	$1,528,455	$1,445,979
12/23	$1,665,463	$1,687,750	$1,602,768
3/24	$1,658,621	$1,785,385	$1,652,171
6/24	$1,617,571	$1,777,876	$1,617,077
9/24	$1,806,206	$1,906,987	$1,782,847
12/24	$1,641,037	$1,752,275	$1,642,881
3/25	$1,662,231	$1,872,543	$1,725,458
6/25	$1,883,256	$2,093,038	$1,995,199
9/25	$1,882,247	$2,192,816	$2,101,370

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	4.21%	3.99%	6.52%
MSCI EAFE Index (net of foreign withholding taxes)	14.99%	11.15%	8.16%
MSCI EAFE SMID Cap Index (net of foreign withholding taxes)	17.87%	8.70%	7.70%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 341,912,478
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 2,557,300
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$341,912,478
# of Portfolio Holdings	98
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$2,557,300

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	9.7%
Germany	2.9%
Switzerland	3.6%
Sweden	3.7%
Canada	3.8%
United States	4.0%
Netherlands	5.1%
Australia	8.3%
Italy	8.5%
United Kingdom	24.0%
Japan	26.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Babcock International Group PLC	2.0%
Diploma PLC	2.0%
Tosei Corp.	1.8%
BAWAG Group AG	1.8%
Hoshino Resorts REIT, Inc.	1.7%
Interpump Group SpA	1.7%
Halma PLC	1.7%
Agnico Eagle Mines Ltd.	1.6%
CAR Group Ltd.	1.6%
FinecoBank Banca Fineco SpA	1.5%
Total	17.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000211125
Shareholder Report [Line Items]
Fund Name	Calvert International Opportunities Fund
Class Name	Class R6
Trading Symbol	COIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert International Opportunities Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$101	0.99%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI EAFE SMID Cap Index (the Index):

↓ Not holding Rheinmetall AG, a defense and automotive technologies firm, detracted from returns as its shares rose 123% on increasing defense spending by European countries

↓ Greggs Plc, a bakery chain in the United Kingdom, detracted from returns as its shares weakened after reporting lower sales volumes due to inflationary concerns

↓ IMCD N.V., a distributor and formulator of specialty chemicals, detracted as its shares declined on weakening U.S. dollar, tariff discussions and softening demand from consumers

↑ Zegona Communications Plc helped returns as it benefited from its 2024 acquisition of Vodafone Spain, and its continuing focus on reinvestment and cost control implementation

↑ Agnico Eagle Mines Ltd. outperformed as historic level increases in gold prices benefitted its revenues and added to its ability to focus on other strategic initiatives

↑ Babcock International Group Plc, an aerospace, defense and nuclear engineering firm, helped return due to increasing defense spending in Europe and securing government contracts

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	MSCI EAFE Index	MSCI EAFE SMID Cap Index
9/15	$5,000,000	$5,000,000	$5,000,000
10/15	$5,267,733	$5,390,847	$5,337,830
11/15	$5,191,238	$5,306,982	$5,316,146
12/15	$5,142,909	$5,235,476	$5,307,695
1/16	$4,801,260	$4,856,877	$4,913,112
2/16	$4,761,279	$4,767,896	$4,890,762
3/16	$5,164,716	$5,078,131	$5,271,327
4/16	$5,230,138	$5,225,148	$5,394,322
5/16	$5,281,022	$5,177,682	$5,373,450
6/16	$4,913,931	$5,003,880	$5,115,274
7/16	$5,146,543	$5,257,480	$5,428,371
8/16	$5,219,235	$5,261,213	$5,403,246
9/16	$5,291,926	$5,325,844	$5,524,164
10/16	$5,204,696	$5,216,904	$5,360,759
11/16	$5,095,659	$5,113,004	$5,231,422
12/16	$5,191,851	$5,287,840	$5,377,935
1/17	$5,343,141	$5,441,228	$5,576,107
2/17	$5,461,222	$5,519,035	$5,679,762
3/17	$5,653,103	$5,670,967	$5,800,491
4/17	$5,959,374	$5,815,264	$6,019,759
5/17	$6,228,745	$6,028,708	$6,245,532
6/17	$6,265,645	$6,018,045	$6,242,818
7/17	$6,538,706	$6,191,641	$6,453,768
8/17	$6,564,536	$6,189,308	$6,497,789
9/17	$6,797,007	$6,343,301	$6,661,220
10/17	$6,885,568	$6,439,622	$6,787,118
11/17	$7,072,281	$6,507,169	$6,870,129
12/17	$7,191,143	$6,611,616	$7,033,448
1/18	$7,626,970	$6,943,251	$7,379,369
2/18	$7,325,853	$6,629,861	$7,094,297
3/18	$7,349,625	$6,510,366	$6,987,040
4/18	$7,393,208	$6,659,015	$7,104,003
5/18	$7,389,246	$6,509,335	$7,034,453
6/18	$7,242,650	$6,429,808	$6,903,178
7/18	$7,333,777	$6,588,080	$6,993,456
8/18	$7,298,119	$6,460,848	$6,941,181
9/18	$7,337,739	$6,516,920	$6,914,564
10/18	$6,584,947	$5,998,225	$6,256,438
11/18	$6,557,621	$5,990,667	$6,199,335
12/18	$6,142,363	$5,699,856	$5,841,013
1/19	$6,557,621	$6,074,452	$6,296,242
2/19	$6,726,320	$6,229,298	$6,437,828
3/19	$6,778,227	$6,268,578	$6,453,129
4/19	$6,985,856	$6,444,821	$6,646,625
5/19	$6,618,179	$6,135,303	$6,290,281
6/19	$6,994,507	$6,499,282	$6,609,160
7/19	$6,808,506	$6,416,762	$6,548,263
8/19	$6,700,366	$6,250,530	$6,396,623
9/19	$6,860,413	$6,429,645	$6,575,676
10/19	$7,102,647	$6,660,657	$6,870,073
11/19	$7,405,440	$6,735,744	$7,009,714
12/19	$7,747,831	$6,954,653	$7,264,698
1/20	$7,545,904	$6,809,386	$7,080,862
2/20	$6,948,904	$6,193,833	$6,408,005
3/20	$5,759,294	$5,367,153	$5,348,232
4/20	$6,343,125	$5,713,885	$5,853,288
5/20	$6,918,176	$5,962,695	$6,239,787
6/20	$7,001,581	$6,165,722	$6,359,521
7/20	$7,260,573	$6,309,438	$6,548,186
8/20	$7,699,544	$6,633,812	$7,014,108
9/20	$7,743,441	$6,461,444	$6,921,155
10/20	$7,515,176	$6,203,446	$6,690,535
11/20	$8,278,985	$7,165,063	$7,645,703
12/20	$8,838,944	$7,498,210	$8,088,362
1/21	$8,666,240	$7,418,325	$8,054,237
2/21	$8,763,663	$7,584,712	$8,194,768
3/21	$8,976,223	$7,759,109	$8,376,934
4/21	$9,472,196	$7,992,577	$8,675,360
5/21	$9,711,325	$8,253,223	$8,866,249
6/21	$9,547,477	$8,160,342	$8,745,177
7/21	$9,937,170	$8,221,786	$8,862,791
8/21	$10,233,868	$8,366,812	$9,070,830
9/21	$9,773,322	$8,123,999	$8,747,320
10/21	$10,105,447	$8,323,812	$8,883,958
11/21	$9,631,615	$7,936,391	$8,439,179
12/21	$10,073,016	$8,342,764	$8,796,896
1/22	$9,140,330	$7,939,609	$8,146,705
2/22	$8,805,519	$7,799,225	$8,052,480
3/22	$8,513,755	$7,849,354	$8,045,350
4/22	$7,820,219	$7,341,542	$7,486,017
5/22	$7,777,172	$7,396,580	$7,450,760
6/22	$6,935,363	$6,710,269	$6,675,842
7/22	$7,648,031	$7,044,641	$7,086,490
8/22	$7,016,674	$6,710,059	$6,759,834
9/22	$6,342,269	$6,082,353	$6,000,073
10/22	$6,653,165	$6,409,429	$6,281,527
11/22	$7,538,022	$7,131,361	$6,921,623
12/22	$7,390,133	$7,137,091	$6,965,467
1/23	$7,925,230	$7,715,032	$7,529,279
2/23	$7,693,837	$7,554,046	$7,373,687
3/23	$7,756,506	$7,741,266	$7,410,297
4/23	$7,944,513	$7,959,824	$7,575,086
5/23	$7,674,554	$7,622,980	$7,248,523
6/23	$7,886,665	$7,969,898	$7,454,956
7/23	$8,142,162	$8,227,776	$7,812,249
8/23	$7,770,968	$7,912,550	$7,542,640
9/23	$7,303,360	$7,642,276	$7,229,894
10/23	$6,936,987	$7,332,444	$6,819,200
11/23	$7,713,119	$8,013,026	$7,504,893
12/23	$8,356,537	$8,438,750	$8,013,841
1/24	$8,047,218	$8,487,314	$7,925,688
2/24	$8,155,234	$8,642,669	$7,982,281
3/24	$8,322,168	$8,926,924	$8,260,853
4/24	$7,993,210	$8,698,316	$8,010,506
5/24	$8,322,168	$9,035,245	$8,332,214
6/24	$8,120,865	$8,889,382	$8,085,386
7/24	$8,700,226	$9,150,165	$8,478,159
8/24	$8,916,258	$9,447,694	$8,709,023
9/24	$9,068,463	$9,534,937	$8,914,236
10/24	$8,410,545	$9,016,418	$8,371,713
11/24	$8,582,390	$8,965,264	$8,416,690
12/24	$8,240,806	$8,761,377	$8,214,403
1/25	$8,413,335	$9,221,802	$8,526,111
2/25	$8,438,707	$9,400,643	$8,590,994
3/25	$8,347,368	$9,362,717	$8,627,289
4/25	$8,793,914	$9,791,580	$9,122,881
5/25	$9,199,865	$10,239,572	$9,623,628
6/25	$9,463,733	$10,465,188	$9,975,996
7/25	$9,144,047	$10,318,290	$9,920,414
8/25	$9,453,585	$10,758,182	$10,364,901
9/25	$9,458,659	$10,964,078	$10,506,852

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	4.30%	4.08%	6.58%
MSCI EAFE Index (net of foreign withholding taxes)	14.99%	11.15%	8.16%
MSCI EAFE SMID Cap Index (net of foreign withholding taxes)	17.87%	8.70%	7.70%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 341,912,478
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 2,557,300
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$341,912,478
# of Portfolio Holdings	98
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$2,557,300

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	9.7%
Germany	2.9%
Switzerland	3.6%
Sweden	3.7%
Canada	3.8%
United States	4.0%
Netherlands	5.1%
Australia	8.3%
Italy	8.5%
United Kingdom	24.0%
Japan	26.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Babcock International Group PLC	2.0%
Diploma PLC	2.0%
Tosei Corp.	1.8%
BAWAG Group AG	1.8%
Hoshino Resorts REIT, Inc.	1.7%
Interpump Group SpA	1.7%
Halma PLC	1.7%
Agnico Eagle Mines Ltd.	1.6%
CAR Group Ltd.	1.6%
FinecoBank Banca Fineco SpA	1.5%
Total	17.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745